Equity - Summary of Share Capital (Detail) - shares	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	54,007,711	52,290,212
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	54,007,711	52,290,212